Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Putnam Focused Large Cap Growth ETF | -
Prospectus [Line Items]
Annual Return [Percent]	33.93%	45.03%	(31.45%)